Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2025
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents	Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
CASH AND CASH EQUIVALENTS
Cash equivalents	87,265	573,318
Cash	56,956	16,385
Cash and cash equivalents	144,221	589,703